FINANCIAL INSTRUMENTS (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Amount Restated Through Reserve Of Cash Flow Hedges	$ 0	$ (1,918)	$ 0
Gains (losses) on cash flow hedges	23,156	30,321	22,212
Recycle of cash flow hedges to profit or loss	29,227	15,286	16,965
Income tax relating to cash flow hedges of other comprehensive income	1,686	(4,474)	(5,917)
Recycle of income tax	0	0	(4,326)
In Accordance With IAS39 And IFRS9 [Member]
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	13,395	4,752	1,096
Reserve of cash flow hedges		13,395	4,752
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	13,395	2,834	1,096
Gains (losses) on cash flow hedges	23,156	30,321	22,212
Recycle of cash flow hedges to profit or loss	(29,227)	(15,286)	(16,965)
Income tax relating to cash flow hedges of other comprehensive income	1,686	(4,474)	(5,917)
Recycle of income tax	0	0	4,326
Reserve of cash flow hedges	$ 9,010	$ 13,395	$ 2,834